Schedule Of Warrants And Rights Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Beginning Balance	$ 11,835
Loss on fair value of warrants	(32,094)	$ (2,338)
Ending Balance	2,167	11,835
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	11,835	2,745
Issuance of common stock warrant in connection with financing	22,425	11,428
Loss on fair value of warrants	(32,093)	(2,338)
Ending Balance	$ 2,167	$ 11,835